================================================================================


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-Q


                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act file number 811-05531




                       MassMutual Participation Investors
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               1500 Main Street, Suite 600, Springfield, MA 01115
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               (Address of principal executive offices) (Zip code)



                Patricia J. Walsh, Vice President and Secretary,
               1500 Main Street, Suite 2800, Springfield, MA 01115
--------------------------------------------------------------------------------
                     (Name and address of agent for service)



        Registrant's telephone number, including area code: 413-226-1000


                               ___________________


                         Date of fiscal year end: 12/31

                               ___________________


                       Date of reporting period: 09/30/08

                               ___________________



================================================================================

ITEM 1.  SCHEDULE OF INVESTMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS
September 30, 2008                            MassMutual Participation Investors
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES - 83.50%:(A)                      Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
PRIVATE PLACEMENT INVESTMENTS - 79.98%

A H C HOLDING COMPANY, INC.
A designer and manufacturer of boilers and water heaters for the commercial sector.
15% Senior Subordinated Note due 2015                            $  1,253,897         11/21/07     $  1,228,767     $  1,178,107
Limited Partnership Interest (B)                                   7.93% int.         11/21/07          119,009          113,060
                                                                                                   ------------     ------------
                                                                                                      1,347,776        1,291,167
                                                                                                   ------------     ------------
A T I ACQUISITION COMPANY
A for-profit post-secondary school serving students in Texas, Florida and Arizona.
12% Senior Subordinated Note due 2012                            $  1,125,000         04/08/04        1,125,000        1,125,000
Warrant, exercisable until 2012, to purchase
  preferred stock at $.01 per share (B)                                7 shs.         11/16/07             --              9,340
Warrant, exercisable until 2012, to purchase
  common stock at $.02 per share (B)                               1,230 shs.         04/08/04             --            317,351
                                                                                                   ------------     ------------
                                                                                                      1,125,000        1,451,691
                                                                                                   ------------     ------------
A W X HOLDINGS CORPORATION
A provider of aerial equipment rental, sales and repair services to non-residential construction and maintenance contractors operating in the State of Indiana.
10.5% Senior Secured Term Note due 2014                          $    420,000         05/15/08          411,600          407,558
13% Senior Subordinated Note due 2015                            $    420,000         05/15/08          377,087          403,586
Common Stock (B)                                                  60,000 shs.         05/15/08           60,000           57,000
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                              21,099 shs.         05/15/08           35,654              211
                                                                                                   ------------     ------------
                                                                                                        884,341          868,355
                                                                                                   ------------     ------------
ADVANCED TECHNOLOGIES HOLDINGS
A provider of factory maintenance services to industrial companies.
15% Senior Subordinated Note due 2013                            $  1,096,623         12/27/07        1,074,753        1,065,318
Preferred Stock (B)                                                  546 shs.         12/27/07          270,000          256,501
                                                                                                   ------------     ------------
                                                                                                      1,344,753        1,321,819
                                                                                                   ------------     ------------
AERO HOLDINGS, INC.
A provider of geospatial services to corporate and government clients.
10.5% Senior Secured Term Note due 2014                          $    930,000         03/09/07          916,050          902,291
14% Senior Subordinated Note due 2015                            $    720,000         03/09/07          650,014          693,665
Common Stock (B)                                                 150,000 shs.         03/09/07          150,000          186,799
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                              37,780 shs.         03/09/07           63,730           47,048
                                                                                                   ------------     ------------
                                                                                                      1,779,794        1,829,803
                                                                                                   ------------     ------------

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                                                                                                                               7

September 30, 2008
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
ALL CURRENT HOLDING COMPANY
A specialty re-seller of essential electrical parts and components primarily serving wholesale distributors.
12% Senior Subordinated Note due 2015                            $    603,697         09/26/08     $    548,163     $    584,225
Common Stock (B)                                                     713 shs.         09/26/08           71,303           67,735
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                 507 shs.         09/26/08           46,584                5
                                                                                                   ------------     ------------
                                                                                                        666,050          651,965
                                                                                                   ------------     ------------
AMERICAN HOSPICE MANAGEMENT HOLDING LLC
A for-profit hospice care provider in the United States.
12% Senior Subordinated Note due 2013                            $  1,687,503                *        1,606,040        1,660,100
Preferred Class A Unit (B)                                         1,706 uts.               **          170,600           85,300
Preferred Class B Unit (B)                                           808 uts.         06/09/08           80,789           80,789
Common Class B Unit (B)                                           16,100 uts.         01/22/04                1             --
Common Class D Unit (B)                                            3,690 uts.         09/12/06             --               --
                                                                                                   ------------     ------------
                                                                                                      1,857,430        1,826,189
                                                                                                   ------------     ------------
ARROW TRU-LINE HOLDINGS, INC.
A manufacturer of hardware for residential and commercial overhead garage doors in North America.
12% Senior Subordinated Note due 2012                            $    861,702         05/18/05          824,182          798,322
Common Stock (B)                                                     263 shs.         05/18/05          263,298           24,212
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                  69 shs.         05/18/05           59,362            6,348
                                                                                                   ------------     ------------
                                                                                                      1,146,842          828,882
                                                                                                   ------------     ------------
BRAVO SPORTS HOLDING CORPORATION
A designer and marketer of niche branded consumer products including canopies, trampolines, in-line skates, skateboards, and urethane wheels.
12.5% Senior Subordinated Note due 2014                          $  1,207,902         06/30/06        1,143,951        1,181,592
Preferred Stock Class A (B)                                          465 shs.         06/30/06          141,946           96,613
Common Stock (B)                                                        1 sh.         06/30/06              152             --
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                 164 shs.         06/30/06           48,760           33,954
                                                                                                   ------------     ------------
                                                                                                      1,334,809        1,312,159
                                                                                                   ------------     ------------
C D N T, INC.
A value-added converter and distributor of specialty pressure sensitive adhesives, foams, films, and foils.
10.5% Senior Secured Term Note due 2014                          $    429,070         08/07/08          420,489          419,400
12.5% Senior Subordinated Note due 2015                          $    429,070         08/07/08          387,954          415,200
Common Stock (B)                                                  41,860 shs.         08/07/08           41,860           39,767
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                              32,914 shs.         08/07/08           32,965              329
                                                                                                   ------------     ------------
                                                                                                        883,268          874,696
                                                                                                   ------------     ------------
*  01/22/04 and 06/09/08.
** 01/22/04 and 09/12/06.
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8

September 30, 2008                            MassMutual Participation Investors
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
CAPESUCCESS LLC
A provider of diversified staffing services.
Preferred Membership Interests (B)                                   806 uts.         04/29/00     $      3,598     $       --
Common Membership Interests (B)                                   10,421 uts.         04/29/00           46,706             --
                                                                                                   ------------     ------------
                                                                                                         50,304             --
                                                                                                   ------------     ------------
CAPITAL SPECIALTY PLASTICS, INC.
A producer of desiccant strips used for packaging pharmaceutical products.
Common Stock (B)                                                      55 shs.                *              252          279,466
COEUR, INC.
A producer of proprietary, disposable power injection syringes.
8.75% Senior Secured Term Note due 2010                          $    141,304         04/30/03          141,304          141,304
11.5% Senior Subordinated Note due 2011                          $    242,754         04/30/03          232,402          242,754
Common Stock (B)                                                  72,464 shs.         04/30/03           72,463          134,240
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                              50,099 shs.         04/30/03           23,317           92,808
                                                                                                   ------------     ------------
                                                                                                        469,486          611,106
                                                                                                   ------------     ------------
CONNECTICUT ELECTRIC, INC.
A supplier and distributor of electrical products sold into the retail and wholesale markets.
12% Senior Subordinated Note due 2014                            $  1,267,387         01/12/07        1,182,283        1,060,997
Limited Liability Company Unit Class A (B)                        82,613 uts.         01/12/07           82,613            7,385
Limited Liability Company Unit Class C (B)                        59,756 uts.         01/12/07           59,756            5,342
                                                                                                   ------------     ------------
                                                                                                      1,324,652        1,073,724
                                                                                                   ------------     ------------
CONNOR SPORT COURT INTERNATIONAL, INC.
A designer and manufacturer of outdoor and indoor synthetic sports flooring and other temporary flooring products.
Preferred Stock Series B-2 (B)                                     9,081 shs.         07/05/07          370,796          741,592
Preferred Stock Series C (B)                                       4,757 shs.         07/05/07          158,912          243,157
Common Stock (B)                                                     380 shs.         07/05/07                4                4
Limited Partnership Interest (B)                                   4.43% int.               **          103,135             --
                                                                                                   ------------     ------------
                                                                                                        632,847          984,753
                                                                                                   ------------     ------------
COREPHARMA LLC
A manufacturer of oral dose generic pharmaceuticals targeted at niche applications.
12% Senior Subordinated Note due 2013                            $  1,350,000         08/04/05        1,295,663        1,295,762
Warrant, exercisable until 2013, to purchase
  common stock at $.001 per share (B)                                 10 shs.         08/04/05           72,617           53,992
                                                                                                   ------------     ------------
                                                                                                      1,368,280        1,349,754
                                                                                                   ------------     ------------
* 12/30/97 and 05/29/99.
** 08/12/04 and 01/14/05.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                               9

September 30, 2008
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
CRANE RENTAL CORPORATION
A crane rental company.
13% Senior Subordinated Note due 2015                            $  1,215,000         08/21/08     $  1,088,381     $  1,181,016
Common Stock (B)                                                 135,000 shs.         08/21/08          135,000          128,250
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                              72,037 shs.         08/21/08          103,143              720
                                                                                                   ------------     ------------
                                                                                                      1,326,524        1,309,986
                                                                                                   ------------     ------------
DAVIS-STANDARD LLC
A manufacturer, assembler, and installer of a broad range of capital equipment that is used in the extrusion, conversion, and processing of plastic materials.
12% Senior Subordinated Note due 2014                            $    978,261         10/30/06          921,876          978,261
Limited Partnership Interest (B)                                   0.97% int.         10/30/06          371,739          704,858
Warrant, exercisable until 2014, to purchase
  preferred stock at $.01 per share (B)                               26 shs.         10/30/06           26,380           31,249
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  18 shs.         10/30/06           18,000           70,988
                                                                                                   ------------     ------------
                                                                                                      1,337,995        1,785,356
                                                                                                   ------------     ------------
DIVERSCO, INC./DHI HOLDINGS, INC.
A contract provider of janitorial and equipment maintenance services and temporary production labor to industrial customers.
Membership Interests of MM/Lincap
  Diversco Investments Ltd. LLC (B)                               13.57% int.         08/27/98          366,495             --
Preferred Stock (B)                                                1,639 shs.         12/14/01        1,392,067          633,325
Warrants, exercisable until 2011, to purchase
  common stock of DHI Holdings, Inc. at $.01 per share (B)         6,676 shs.                *          201,655             --
                                                                                                   ------------     ------------
                                                                                                      1,960,217          633,325
                                                                                                   ------------     ------------
DUNCAN SYSTEMS, INC.
A distributor of windshields and side glass for the recreational vehicle market.
10% Senior Secured Term Note due 2013                            $    308,571         11/01/06          303,942          291,247
13% Senior Subordinated Note due 2014                            $    488,572         11/01/06          441,047          452,970
Common Stock (B)                                                 102,857 shs.         11/01/06          102,857           90,668
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                              32,294 shs.         11/01/06           44,663           28,467
                                                                                                   ------------     ------------
                                                                                                        892,509          863,352
                                                                                                   ------------     ------------
DWYER GROUP, INC.
A franchiser of a variety of home repair services.
Common Stock (B)                                                   3,656 shs.               **          365,600          594,683
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                               1,077 shs.         10/30/03           98,719          175,121
                                                                                                   ------------     ------------
                                                                                                        464,319          769,804
                                                                                                   ------------     ------------
*  10/24/96 and 08/28/98.
** 10/30/03 and 01/02/04.
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10

September 30, 2008                            MassMutual Participation Investors
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
E S P HOLDCO, INC.
A manufacturer of power protection technology for commercial office equipment, primarily supplying the office equipment dealer network.
14% Senior Subordinated Note due 2015                            $  1,186,688         01/08/08     $  1,165,996     $  1,118,010
Common Stock (B)                                                     349 shs.         01/08/08          174,701          165,775
                                                                                                   ------------     ------------
                                                                                                      1,340,697        1,283,785
                                                                                                   ------------     ------------
E X C ACQUISITION CORPORATION
A manufacturer of pre-filled syringes and pump systems used for intravenous drug delivery.
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  11 shs.         06/28/04           40,875          105,249
                                                                                                   ------------     ------------
ELECTRA BICYCLE COMPANY LLC
A designer and marketer of branded leisure bicycles.
15.5% Senior Secured Term Note A due 2009                        $     36,437         04/12/07           35,709           36,437
10.5% Senior Secured Term Note B due 2012                        $    360,729         04/12/07          355,590          360,729
12% Senior Secured Term Note C due 2012                          $    291,498         04/12/07          271,410          297,328
Limited Liability Company Unit Series F                           36,913 uts.         04/12/07           36,913           89,792
Limited Liability Company Unit Series G                            2,852 uts.         04/12/07            2,852            6,938
                                                                                                   ------------     ------------
                                                                                                        702,474          791,224
                                                                                                   ------------     ------------
ENZYMATIC THERAPY, INC.
A manufacturer and distributor of branded natural medicines and nutritional supplements.
Limited Partnership Interest (B)                                   0.70% int.         03/30/00          281,250          189,028
Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                              15,415 shs.         03/30/00          135,000          118,640
                                                                                                   ------------     ------------
                                                                                                        416,250          307,668
                                                                                                   ------------     ------------
EVANS CONSOLES, INC.
A designer and manufacturer of consoles and control center systems.
Common Stock (B)                                                  45,000 shs.         05/06/04                6          541,417
                                                                                                   ------------     ------------
F H S HOLDINGS LLC
A national provider of customized disease management services to large self-insured employers.
12% Senior Subordinated Note due 2014                            $  1,265,625         06/01/06        1,189,095        1,139,063
Preferred Unit (B)                                                    84 uts.         06/01/06           84,368           69,107
Common Unit Class B (B)                                              734 shs.         06/01/06           64,779             --
                                                                                                   ------------     ------------
                                                                                                      1,338,242        1,208,170
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              11

September 30, 2008
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
FLUTES, INC.
An independent manufacturer of micro fluted corrugated sheet material for the food and consumer products packaging industries.
10% Senior Secured Term Note due 2013                            $    524,791         04/13/06     $    516,919     $    474,533
14% Senior Subordinated Note due 2014                            $    317,177         04/13/06          288,542          285,739
Common Stock (B)                                                  62,535 shs.         04/13/06           62,535             --
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                              17,680 shs.         04/13/06           27,676             --
                                                                                                   ------------     ------------
                                                                                                        895,672          760,272
                                                                                                   ------------     ------------
FOWLER HOLDING, INC.
A provider of site development services to residential homebuilders and developers in the Raleigh/Durham region of North Carolina.
12% Senior Subordinated Note due 2013                            $  1,252,174         02/03/06        1,153,491          939,131
Common Stock (B)                                                      98 shs.         02/03/06           97,826             --
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                 135 shs.         02/03/06          110,348             --
                                                                                                   ------------     ------------
                                                                                                      1,361,665          939,131
                                                                                                   ------------     ------------
FUEL SYSTEMS HOLDING CORPORATION
An independent North American supplier of fuel tanks for a wide variety of commercial vehicles.
12% Senior Subordinated Note due 2014                            $  1,237,500         01/31/06        1,163,687          618,750
Preferred Stock (B)                                               16,792 shs.         06/12/08           16,792             --
Common Stock (B)                                                 112,500 shs.         01/31/06          112,500             --
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                              73,275 shs.         01/31/06           63,113             --
                                                                                                   ------------     ------------
                                                                                                      1,356,092          618,750
                                                                                                   ------------     ------------
GOLDEN COUNTY FOODS HOLDING, INC.
A manufacturer of frozen appetizers and snacks.
12% Senior Subordinated Note due 2015                            $  1,012,500         11/01/07          914,607          911,250
8% Series A Convertible Preferred Stock, convertible into
4.25% of the fully diluted common shares (B)                      77,643 shs.         11/01/07           77,643              776
                                                                                                   ------------     ------------
                                                                                                        992,250          912,026
                                                                                                   ------------     ------------
GQ HOLDINGS LLC
A developer and distributor of tools, equipment, and supplies to the natural and engineered stone industry.
15% Senior Subordinated Note due 2015                            $  1,217,159         06/27/08        1,192,816        1,155,703
Common Stock (B)                                                   3,867 shs.         06/27/08          132,841          119,555
                                                                                                   ------------     ------------
                                                                                                      1,325,657        1,275,258
                                                                                                   ------------     ------------

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12

September 30, 2008                            MassMutual Participation Investors
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
H M HOLDING COMPANY
A designer, manufacturer, and importer of promotional and wood furniture.
12% Senior Subordinated Note due 2013 (D)                        $  1,170,000         02/10/06     $  1,084,725     $       --
Preferred Stock (B)                                                   21 shs.                *           21,428             --
Common Stock (B)                                                     180 shs.         02/10/06          180,000             --
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                  67 shs.         02/10/06           61,875             --
                                                                                                   ------------     ------------
                                                                                                      1,348,028             --
                                                                                                   ------------     ------------
HIGHGATE CAPITAL LLC
An acquirer of controlling or substantial interests in manufacturing and marketing entities.
Series A Preferred Units (B)                                       0.30% int.         07/21/94           91,867             --
                                                                                                   ------------     ------------
HOME DeCOR HOLDING COMPANY
A designer, manufacturer and marketer of framed art and wall decor products.
12.5% Senior Subordinated Note due 2012                          $  1,081,731               **        1,010,598        1,029,620
Common Stock (B)                                                      33 shs.               **           33,216           30,540
Warrant, exercisable until 2012, to purchase
  common stock at $.02 per share (B)                                 106 shs.               **          105,618           97,098
                                                                                                   ------------     ------------
                                                                                                      1,149,432        1,157,258
                                                                                                   ------------     ------------
HOSPITALITY MINTS HOLDING COMPANY
A manufacturer of individually-wrapped imprinted promotional mints.
12% Senior Subordinated Note due 2016                            $  1,098,837         08/19/08        1,016,628        1,060,674
Common Stock (B)                                                     251 shs.         08/19/08          251,163          238,602
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                  65 shs.         08/19/08           60,233                1
                                                                                                   ------------     ------------
                                                                                                      1,328,024        1,299,277
                                                                                                   ------------     ------------
INSURANCE CLAIMS MANAGEMENT, INC.
A third party administrator providing auto and property claim administration services for insurance companies.
Common Stock (B)                                                      37 shs.         02/27/07            1,100           58,496
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                  11 shs.         02/27/07              324           17,232
                                                                                                   ------------     ------------
                                                                                                          1,424           75,728
                                                                                                   ------------     ------------
INTEGRATION TECHNOLOGY SYSTEMS, INC.
A manufacturer of steel protective computer and network systems for the industrial and office environments.
12% Senior Secured Note due on demand                            $     25,055         03/01/04                1             --
Common Stock (B)                                                     130 shs.         06/01/00          149,500             --
                                                                                                   ------------     ------------
                                                                                                        149,501             --
                                                                                                   ------------     ------------
* 09/18/07 and 06/27/08.
** 06/30/04 and 08/19/04.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              13

September 30, 2008
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
JASON, INC.
A diversified manufacturing company serving various industrial markets.
13% Senior Subordinated Note due 2010                            $    510,187         08/04/00     $    489,260     $    496,193
Limited Partnership Interest of
  Saw Mill Capital Fund II, L.P. (B)                               1.30% int.         08/03/00          469,245          217,778
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                              26,931 shs.         08/04/00           61,101           43,736
                                                                                                   ------------     ------------
                                                                                                      1,019,606          757,707
                                                                                                   ------------     ------------
JUSTRITE MANUFACTURING ACQUISITION CO.
A manufacturer of safety products such as storage cabinets and containers.
12% Senior Subordinated Note due 2011                            $    843,750         12/15/04          811,651          828,608
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                 594 shs.         12/15/04           53,528          134,301
                                                                                                   ------------     ------------
                                                                                                        865,179          962,909
                                                                                                   ------------     ------------
K H O F HOLDINGS, INC.
A manufacturer of premium disposable tableware products serving both the foodservice and consumer channels.
14% Senior Subordinated Note due 2014                            $  1,250,794         10/15/07        1,225,985        1,202,116
Common Stock (B)                                                 116,827 shs.         10/15/07          116,827          110,986
                                                                                                   ------------     ------------
                                                                                                      1,342,812        1,313,102
                                                                                                   ------------     ------------
K N B HOLDINGS CORPORATION
A designer, manufacturer and marketer of products for the custom framing market.
13.5% Senior Subordinated Note due 2013                          $  1,319,800         05/25/06        1,265,235        1,273,660
Common Stock (B)                                                  71,053 shs.         05/25/06           71,053           56,160
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                              43,600 shs.         05/25/06           37,871           34,461
                                                                                                   ------------     ------------
                                                                                                      1,374,159        1,364,281
                                                                                                   ------------     ------------
K P I HOLDINGS, INC.
Pace Industries, a subsidiary of Leggett & Platt, is the largest player in the U.S. non-automotive, non-ferrous die casting segment.
13% Senior Subordinated Note due 2014                            $  1,115,217         07/16/08        1,042,077        1,074,407
Common Stock (B)                                                     235 shs.         07/15/08          234,783          223,041
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                  51 shs.         07/16/08           50,836                1
                                                                                                   ------------     ------------
                                                                                                      1,327,696        1,297,449
                                                                                                   ------------     ------------
K W P I HOLDINGS CORPORATION
A manufacturer and distributor of vinyl windows and patio doors throughout the northwestern United States.
12% Senior Subordinated Note due 2014                            $  1,227,000         03/14/07        1,129,537        1,081,930
Common Stock (B)                                                     123 shs.         03/13/07          123,000           55,798
Warrant, exercisable until 2017, to purchase
  common stock at $.01 per share (B)                                  89 shs.         03/14/07           85,890           40,374
                                                                                                   ------------     ------------
                                                                                                      1,338,427        1,178,102
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
14

September 30, 2008                            MassMutual Participation Investors
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------

K-TEK HOLDING CORPORATION
A manufacturer of instrumentation for liquid and bulk solids level detection for process and storage tanks.
14% Senior Secured Note due 2015                                 $  1,169,454         12/20/07     $  1,148,265     $  1,107,567
Preferred Stock (B)                                              192,314 shs.         12/20/07          192,314          182,698
Common Stock (B)                                                  54,326 shs.         12/20/07              543              543
                                                                                                   ------------     ------------
                                                                                                      1,341,122        1,290,808
                                                                                                   ------------     ------------
M V I HOLDING, INC.
A manufacturer of large precision machined metal components used in equipment which services a variety of industries, including the oil & gas, mining, and defense markets.
13% Senior Subordinated Note due 2016                            $    642,857         09/12/08          595,286          616,118
Common Stock (B)                                                      32 shs.         09/12/08           32,143           30,533
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                  35 shs.         09/12/08           34,714             --
                                                                                                   ------------     ------------
                                                                                                        662,143          646,651
                                                                                                   ------------     ------------
MAIL COMMUNICATIONS GROUP, INC.
A provider of mail processing and handling services, lettershop services, and commercial printing services.
12.5% Senior Subordinated Note due 2014                          $    516,177         05/04/07          483,072          502,385
Limited Liability Company Unit (B)                                12,763 uts.                *          166,481          222,064
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                               1,787 shs.         05/04/07           22,781           31,091
                                                                                                   ------------     ------------
                                                                                                        672,334          755,540
                                                                                                   ------------     ------------
MAVERICK ACQUISITION COMPANY
A manufacturer of capsules that cover the cork and neck of wine bottles.
7.19% Senior Secured Tranche A Note due 2010 (C)                 $    210,124         09/03/04          210,124          207,666
12% Senior Secured Tranche B Note due 2011                       $    179,104         09/03/04          166,653          167,088
Limited Partnership Interest (B)                                   4.48% int.         09/03/04           33,582           18,944
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                 243 shs.         09/03/04           22,556           13,688
                                                                                                   ------------     ------------
                                                                                                        432,915          407,386
                                                                                                   ------------     ------------
MEDSYSTEMS HOLDINGS LLC
A manufacturer of enteral feeding products, such as feeding tubes and other products related to assisted feeding.
13% Senior Subordinated Note due 2015                            $    607,878         08/29/08          532,585          590,022
Preferred Unit (B)                                                    66 uts.         08/29/08           66,451           63,128
Common Unit Class A (B)                                              671 uts.         08/29/08              671              637
Common Unit Class B (B)                                              250 uts.         08/29/08           63,564                3
                                                                                                   ------------     ------------
                                                                                                        663,271          653,790
                                                                                                   ------------     ------------
* 05/04/07 and 01/02/08.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              15

September 30, 2008
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
MEGTEC HOLDINGS, INC.
A supplier of industrial and environmental products and services to a broad array of industries, including the printing, coating, converting, pharmaceutical, electronic, chemical, wood processing, and coal mining industries.
12% Senior Subordinated Note due 2016                            $  1,144,068         09/24/08     $  1,048,910     $  1,102,398
Preferred Stock (B)                                                   56 shs.         09/24/08           54,040                1
Limited Partnership Interest (B)                                 205,932 int.         09/16/08          205,932          195,635
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                  18 shs.         09/24/08           18,237             --
                                                                                                   ------------     ------------
                                                                                                      1,327,119        1,298,034
                                                                                                   ------------     ------------
MICROGROUP, INC.
A manufacturer of precision parts and assemblies, and a value-added supplier of metal tubing and bars.
12% Senior Subordinated Note due 2013                            $  1,421,795                *        1,352,225        1,380,265
Common Stock (B)                                                     238 shs.                *          238,000          379,588
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                  87 shs.                *           86,281          138,454
                                                                                                   ------------     ------------
                                                                                                      1,676,506        1,898,307
                                                                                                   ------------     ------------
MILWAUKEE GEAR COMPANY
A manufacturer of high-precision custom gears and gear drives used by original equipment manufacturers operating in a number of industries.
13% Senior Subordinated Note due 2014                            $  1,246,154         07/21/08        1,171,406        1,207,656
Preferred Stock (B)                                                  139 shs.         07/21/08          138,374          131,459
Common Stock (B)                                                       9 shs.         07/21/08           10,000            9,500
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                   6 shs.         07/21/08            5,510             --
                                                                                                   ------------     ------------
                                                                                                      1,325,290        1,348,615
                                                                                                   ------------     ------------
MOMENTUM HOLDING CO.
A designer and supplier of upholstery fabric to commercial furniture manufacturers and architectural and design firms.
Limited Partnership Interest (B)                                  11.24% int.         08/04/06           56,198          122,296
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                                 586 shs.         08/04/06           56,705          127,480
                                                                                                   ------------     ------------
                                                                                                        112,903          249,776
                                                                                                   ------------     ------------
MONESSEN HOLDING CORPORATION
A designer and manufacturer of a broad line of gas, wood, and electric hearth products and accessories.
14% Senior Subordinated Note due 2014                            $  1,439,663         07/25/08        1,344,852        1,295,696
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                                  81 shs.         03/31/06           73,125             --
                                                                                                   ------------     ------------
                                                                                                      1,417,977        1,295,696
                                                                                                   ------------     ------------
* 08/12/05 and 09/11/06.
--------------------------------------------------------------------------------------------------------------------------------
16

September 30, 2008                            MassMutual Participation Investors
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
MORTON INDUSTRIAL GROUP, INC.
A manufacturer of highly engineered metal fabricated components.
12% Senior Subordinated Note due 2014 (D)                        $  1,292,246         08/25/06     $  1,187,021     $  1,163,021
30% Convertible Preferred Stock (B)                               41,289 shs.         07/28/08           19,708           37,160
                                                                                                   ------------     ------------
                                                                                                      1,206,729        1,200,181
                                                                                                   ------------     ------------
NABCO, INC.
A producer of explosive containment vessels in the United States.
14% Senior Subordinated Note due 2014                            $    403,451         02/24/06          353,614          201,725
Limited Liability Company Unit (B)                                   437 uts.                *          436,984             --
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                  68 shs.         02/24/06           19,687             --
                                                                                                   ------------     ------------
                                                                                                        810,285          201,725
                                                                                                   ------------     ------------
NAVIS GLOBAL
A designer, manufacturer, seller and servicer of finishing machinery for the knit and woven segments of the global textile industry.
12% Senior Subordinated Note due 2014 (D)                        $    705,457         05/28/04          630,721          352,729
8.75% Senior Secured Note due 2011 (D)                           $    327,478         05/28/04          327,478          311,104
Common Stock (B)                                                 385,233 shs.         05/28/04          385,233             --
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                             116,521 shs.         05/28/04           74,736             --
                                                                                                   ------------     ------------
                                                                                                      1,418,168          663,833
                                                                                                   ------------     ------------
NESCO HOLDINGS CORPORATION
A sales and leasing company that provides equipment to the electric utility, telecommunications, and various other industries.
12% Senior Subordinated Note due 2015                            $  1,125,000         08/02/07          999,658        1,088,710
Common Stock (B)                                                 225,000 shs.         08/02/07          225,000          235,324
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                              63,191 shs.         08/02/07          102,842           66,090
                                                                                                   ------------     ------------
                                                                                                      1,327,500        1,390,124
                                                                                                   ------------     ------------
NETSHAPE TECHNOLOGIES, INC.
A manufacturer of powder metal and metal injection molded precision components used in industrial, consumer, and other applications.
12% Senior Subordinated Note due 2014                            $    810,000         02/02/07          745,713          742,854
Limited Partnership Interest of
  Saw Mill PCG Partners LLC (B)                                    1.38% int.         02/01/07          540,000          202,661
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  48 shs.         02/02/07           48,087           18,048
                                                                                                   ------------     ------------
                                                                                                      1,333,800          963,563
                                                                                                   ------------     ------------
* 02/24/06 and 06/22/07.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              17

September 30, 2008
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
NYLONCRAFT, INC.
A supplier of engineered plastic components for the automotive industry.
9% Senior Secured Note due 2009                                  $    464,286         01/28/02     $    464,286     $    441,072
11.5% Senior Subordinated Note due 2012                          $    857,143         01/28/02          817,130          642,857
Common Stock (B)                                                 178,571 shs.         01/28/02          178,571             --
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                             138,928 shs.         01/28/02           92,597             --
                                                                                                   ------------     ------------
                                                                                                      1,552,584        1,083,929
                                                                                                   ------------     ------------
OAKRIVER TECHNOLOGY, INC.
Designs, engineers and assembles high precision automated process equipment for the medical device industry, with a focus on defibrillators and stents.
10% Senior Secured Note due 2012                                 $    298,260         01/03/06          293,786          282,102
13% Senior Subordinated Note due 2013                            $    392,709         01/03/06          357,571          362,344
Common Stock (B)                                                 184,176 shs.         01/03/06          184,176             --
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                              43,073 shs.         01/03/06           35,900             --
                                                                                                   ------------     ------------
                                                                                                        871,433          644,446
                                                                                                   ------------     ------------
OLYMPIC SALES, INC.
A boat retailer in Washington state, Oregon, California and British Columbia.
12% Senior Subordinated Note due 2008 (D)                        $    511,000         08/07/98          511,000          102,200
12% Senior Subordinated Note due 2008 (D)                        $    244,154         02/09/00          213,313           48,831
Limited Partnership Interest of Riverside
  VIII, VIII-A and VIII-B Holding Company, L.P.                   10.66% int.                *          808,386             --
Warrants, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                              15,166 shs.               **          206,041             --
                                                                                                   ------------     ------------
                                                                                                      1,738,740          151,031
                                                                                                   ------------     ------------
ONTARIO DRIVE & GEAR LTD.
A manufacturer of all-wheel drive, off-road amphibious vehicles and related accessories.
Limited Liability Company Unit (B)                                 1,942 uts.         01/17/06          302,885          596,733
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                 328 shs.         01/17/06           90,424          100,751
                                                                                                   ------------     ------------
                                                                                                        393,309          697,484
                                                                                                   ------------     ------------
P A S HOLDCO LLC
An independent provider of maintenance, repair and overhaul services to the aerospace gas turbine engine and airframe markets.
14% Senior Subordinated Note due 2014                            $  1,194,205         07/03/06        1,141,182        1,137,482
Preferred Unit (B)                                                   202 uts.         07/03/06          202,320          179,862
Preferred Unit (B)                                                    36 uts.         07/03/06           36,420           32,377
Common Unit Class I (B)                                               78 uts.         07/03/06             --               --
Common Unit Class L (B)                                               17 uts.         07/03/06             --               --
                                                                                                   ------------     ------------
                                                                                                      1,379,922        1,349,721
                                                                                                   ------------     ------------
*  08/07/98, 02/23/99, 12/22/99 and 02/25/03.
** 08/07/98 and 02/29/00.
--------------------------------------------------------------------------------------------------------------------------------
18

September 30, 2008                            MassMutual Participation Investors
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
P I I HOLDING CORPORATION
A manufacturer of plastic film and bags for the general industrial, medical, and food industries.
12% Senior Subordinated Note due 2013                            $  1,215,000         03/31/06     $  1,147,616     $  1,207,586
Preferred Stock (B)                                                   19 shs.         03/31/06          174,492          207,361
Common Stock (B)                                                      12 shs.         03/31/06           13,500           42,082
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                   7 shs.         03/31/06            5,888           24,487
                                                                                                   ------------     ------------
                                                                                                      1,341,496        1,481,516
                                                                                                   ------------     ------------
PACIFIC CONSOLIDATED HOLDINGS LLC
A manufacturer of rugged, mobile liquid and gaseous oxygen and nitrogen generating systems used in the global defense, oil & gas, and medical sectors.
12% Senior Subordinated Note due 2012                            $    690,683         04/27/07          638,586          632,592
Limited Liability Company Unit (B)                               928,962 uts.         04/27/07           33,477             --
                                                                                                   ------------     ------------
                                                                                                        672,063          632,592
                                                                                                   ------------     ------------
PARADIGM PACKAGING, INC.
A manufacturer of plastic bottles and closures for the nutritional, pharmaceutical, personal care, and food packaging markets.
12% Senior Subordinated Note due 2011                            $  1,125,000         12/19/00        1,063,885        1,072,274
Membership Interests of MM/Lincap
  PPI Investments, Inc., LLC (B)                                   1.28% int.         12/21/00          140,625             --
                                                                                                   ------------     ------------
                                                                                                      1,204,510        1,072,274
                                                                                                   ------------     ------------
POSTLE ALUMINUM COMPANY LLC
A manufacturer and distributor of aluminum extruded products.
12% Senior Subordinated Note due 2014                            $  1,080,000         10/02/06        1,008,327          990,169
Limited Liability Company Unit                                       733 uts.         10/02/06          270,000          143,198
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                 182 shs.         10/02/06           65,988           35,616
                                                                                                   ------------     ------------
                                                                                                      1,344,315        1,168,983
                                                                                                   ------------     ------------
POWER SERVICES HOLDING COMPANY
A provider of industrial motor repair services, predictive and preventative maintenance, and performance improvement consulting, serving the petrochemical, mining, power generation, metals, and paper industries.
12% Senior Subordinated Note due 2016                            $  1,255,814         02/11/08        1,145,918        1,199,108
Limited Partnership Interest (B)                                  94,092 int.         02/11/08           94,092           89,387
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                 700 shs.         02/11/08           88,723                7
                                                                                                   ------------     ------------
                                                                                                      1,328,733        1,288,502
                                                                                                   ------------     ------------
PROTEIN GENETICS, INC.
A producer of bovine artificial insemination products, related breeding and healthcare products and specialty genetics sold to the dairy and beef industries.
9.8% Redeemable Exchangeable Preferred Stock (B)                     332 shs.         08/12/94           33,217             --
Common Stock (B)                                                     867 shs.                *           42,365             --
                                                                                                   ------------     ------------
                                                                                                         75,582             --
                                                                                                   ------------     ------------
* 08/12/94 and 11/14/01.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              19

September 30, 2008                            MassMutual Participation Investors
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
QUALIS AUTOMOTIVE LLC
A distributor of aftermarket automotive brake and chassis products.
12% Senior Subordinated Note due 2012                            $    937,500         05/28/04     $    831,176     $    912,633
Common Stock                                                     187,500 shs.         05/28/04          187,500           53,976
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share                                 199,969 shs.         05/28/04          199,969           57,565
                                                                                                   ------------     ------------
                                                                                                      1,218,645        1,024,174
                                                                                                   ------------     ------------
QUALSERV CORPORATION
A provider of foodservice equipment and supplies to major restaurant chains and their franchisees.
Limited Partnership Interest (B)                                   4.90% int.         07/09/04                1             --
                                                                                                   ------------     ------------
R A J MANUFACTURING HOLDINGS LLC
A designer and manufacturer of women's swimwear sold under a variety of licensed brand names.
12.5% Senior Subordinated Note due 2014                          $  1,200,277         12/15/06        1,106,663        1,154,704
Limited Liability Company Unit (B)                                 1,497 uts.         12/15/06          149,723          102,150
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                   2 shs.         12/15/06           69,609           48,204
                                                                                                   ------------     ------------
                                                                                                      1,325,995        1,305,058
                                                                                                   ------------     ------------
R E I DELAWARE HOLDING, INC.
An engineer and manufacturer of highly complex, close tolerance components, assemblies, tooling and custom automation equipment primarily for aerospace, medical and defense/radar markets.
12% Senior Subordinated Note due 2016                            $  1,350,000         01/18/08        1,306,541        1,278,304
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                   3 shs.         01/18/08           16,459             --
                                                                                                   ------------     ------------
                                                                                                      1,323,000        1,278,304
                                                                                                   ------------     ------------
RADIAC ABRASIVES, INC.
A manufacturer of bonded abrasive and super abrasive grinding wheels in the United States.
12% Senior Subordinated Note due 2014                            $  1,196,809         02/10/06        1,123,436        1,215,066
Common Stock (B)                                                 153,191 shs.         02/10/06          153,191          226,102
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                              69,647 shs.         02/10/06           63,421          102,795
                                                                                                   ------------     ------------
                                                                                                      1,340,048        1,543,963
                                                                                                   ------------     ------------
ROYAL BATHS MANUFACTURING COMPANY
A manufacturer and distributor of acrylic and cultured marble bathroom products.
12.5% Senior Subordinated Note due 2011                          $    562,500         11/14/03          528,627          526,334
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                  74 shs.         11/14/03           65,089           27,343
                                                                                                   ------------     ------------
                                                                                                        593,716          553,677
                                                                                                   ------------     ------------
SAFETY SPEED CUT MANUFACTURING COMPANY, INC.
A manufacturer of vertical panel saws and routers for the wood working industry.
Class B Common Stock (B)                                             846 shs.         06/02/99          146,456          510,588
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
20

September 30, 2008                            MassMutual Participation Investors
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
SAVAGE SPORTS HOLDING, INC.
A manufacturer of sporting firearms.
12% Senior Subordinated Note due 2012                            $    814,655         09/10/04     $    775,956     $    777,007
Common Stock (B)                                                     324 shs.                *          340,378          301,311
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                  71 shs.         09/10/04           60,129           65,786
                                                                                                   ------------     ------------
                                                                                                      1,176,463        1,144,104
                                                                                                   ------------     ------------
SMART SOURCE HOLDINGS LLC
A short-term computer rental company.
12% Senior Subordinated Note due 2015                            $  1,176,924               **        1,072,771        1,141,278
Limited Liability Company Unit (B)                                   328 uts.               **          337,796          355,379
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                                  83 shs.               **           87,231           90,018
                                                                                                   ------------     ------------
                                                                                                      1,497,798        1,586,675
                                                                                                   ------------     ------------
SPECIALTY FOODS GROUP, INC.
A manufacturer and distributor of branded meat products.
Limited Partnership Interest of MHD Holdings LLC (B)               0.76% int.         08/29/00          363,576             --
                                                                                                   ------------     ------------
STANTON CARPET HOLDING CO.
A designer and marketer of high and mid-priced decorative carpets and rugs.
12.13% Senior Subordinated Note due 2014                         $  1,185,366         08/01/06        1,120,766        1,130,571
Common Stock (B)                                                     165 shs.         08/01/06          164,634          223,041
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                                  55 shs.         08/01/06           49,390           74,284
                                                                                                   ------------     ------------
                                                                                                      1,334,790        1,427,896
                                                                                                   ------------     ------------
SYNTERACT HOLDINGS CORPORATION
A provider of outsourced clinical trial management services to pharmaceutical and biotechnology companies.
14% Senior Subordinated Note due 2016                            $  1,350,000         09/02/08        1,256,872        1,313,901
Warrant, exercisable until 2018, to purchase
  preferred stock at $.01 per share (B)                              678 shs.         09/02/08            6,629                7
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                               6,778 shs.         09/02/08           59,661               68
                                                                                                   ------------     ------------
                                                                                                      1,323,162        1,313,976
                                                                                                   ------------     ------------
T H I ACQUISITION, INC.
A machine servicing company providing value-added steel services to long steel products.
12% Senior Subordinated Note due 2016                            $  1,350,000         01/14/08        1,276,383        1,277,387
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                   5 shs.         01/14/08           46,617             --
                                                                                                   ------------     ------------
                                                                                                      1,323,000        1,277,387
                                                                                                   ------------     ------------
* 09/10/04 and 10/05/07.
** 08/31/07 and 03/06/08.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              21

September 30, 2008
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
TANGENT RAIL CORPORATION
A manufacturer of rail ties and provider of specialty services to the North American railroad industry.
13% Senior Subordinated Note due 2015                            $  1,173,909         10/14/05     $  1,033,473     $  1,158,385
Common Stock                                                       1,167 shs.         10/14/05            1,167          563,902
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share                                     631 shs.         09/30/08          300,683          304,903
                                                                                                   ------------     ------------
                                                                                                      1,335,323        2,027,190
                                                                                                   ------------     ------------
TERRA RENEWAL LLC
A provider of wastewater residual management and required environmental reporting, permitting, nutrient management planning and record keeping to companies involved in poultry and food processing.
6.74% Senior Secured Tranche B Note due 2012 (C)                 $     14,838                *           14,747           14,587
7.05% Senior Secured Tranche B Note due 2012 (C)                 $    851,552                *          848,436          837,152
8.25% Senior Secured Tranche B Note due 2012 (C)                 $        824         09/30/08              819              810
12% Senior Subordinated Note due 2014                            $    664,062               **          635,312          646,985
Limited Partnership Interest of
  Saw Mill Capital Fund V, L.P. (B)                                2.27% int.         03/01/05           66,448          456,735
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                  41 shs.         04/28/06           33,738           79,403
                                                                                                   ------------     ------------
                                                                                                      1,599,500        2,035,672
                                                                                                   ------------     ------------
TORRENT GROUP HOLDINGS, INC.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
12.5% Senior Subordinated Note due 2013                          $  1,185,366         10/26/07        1,113,016        1,131,248
Series A Preferred Stock (B)                                         219 shs.         10/26/07          219,203          156,401
                                                                                                   ------------     ------------
                                                                                                      1,332,219        1,287,649
                                                                                                   ------------     ------------
TOTAL E & S, INC.
A manufacturer of a wide variety of equipment used in the oil and gas industry.
10.5% Senior Secured Term Note due 2013                          $    486,487         03/02/07          479,190          475,966
13% Senior Subordinated Note due 2014                            $    341,971         03/02/07          280,347          331,252
Common Stock (B)                                                  71,542 shs.         03/02/07           71,542           71,453
Warrant, exercisable until 2014 to purchase
  common stock at $.01 per share (B)                              19,733 shs.         03/02/07           54,784           19,709
                                                                                                   ------------     ------------
                                                                                                        885,863          898,380
                                                                                                   ------------     ------------
TRANSPAC HOLDING COMPANY
A designer, importer, and wholesaler of home decor and seasonal gift products.
12% Senior Subordinated Note due 2015                            $    938,651         10/31/07          876,491          871,275
Common Stock (B)                                                     110 shs.         10/31/07          110,430          104,909
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                                  50 shs.         10/31/07           46,380                1
                                                                                                   ------------     ------------
                                                                                                      1,033,301          976,185
                                                                                                   ------------     ------------
* 04/28/06 and 12/21/06.
** 04/28/06 and 09/13/06.
--------------------------------------------------------------------------------------------------------------------------------
22

September 30, 2008                            MassMutual Participation Investors
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
TRANSTAR HOLDING COMPANY
A distributor of aftermarket automotive transmission parts.
12% Senior Subordinated Note due 2014                            $    918,000         08/31/05     $    885,837     $    887,519
Common Stock (B)                                                     571 shs.                *          570,944          634,146
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                  46 shs.         08/31/05           41,021           50,537
                                                                                                   ------------     ------------
                                                                                                      1,497,802        1,572,202
                                                                                                   ------------     ------------
TRANZONIC COMPANIES (THE)
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
13% Senior Subordinated Note due 2010                            $  1,356,000         02/05/98        1,301,348        1,356,000
Common Stock (B)                                                     315 shs.         02/04/98          315,000          434,759
Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                                 222 shs.         02/05/98          184,416          306,402
                                                                                                   ------------     ------------
                                                                                                      1,800,764        2,097,161
                                                                                                   ------------     ------------
TRUCK BODIES & EQUIPMENT INTERNATIONAL
A designer and manufacturer of accessories for heavy and medium duty trucks, primarily dump bodies, hoists, various forms of flat-bed bodies, landscape bodies and other accessories.
12% Senior Subordinated Note due 2013 (D)                        $  1,222,698               **        1,133,973          611,349
Common Stock (B)                                                     393 shs.               **          423,985             --
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                  81 shs.               **           84,650             --
                                                                                                   ------------     ------------
                                                                                                      1,642,608          611,349
                                                                                                   ------------     ------------
TRUSTILE DOORS, INC.
A manufacturer and distributor of interior doors.
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                               3,060 shs.         04/11/03           37,821          160,620
                                                                                                   ------------     ------------
U M A ENTERPRISES, INC.
An importer and wholesaler of home decor products.
15% Senior Subordinated Note due 2015                            $    890,956         02/08/08          873,251          853,498
Convertible Preferred Stock (B)                                      470 shs.         02/08/08          469,565          446,082
                                                                                                   ------------     ------------
                                                                                                      1,342,816        1,299,580
                                                                                                   ------------     ------------
U-LINE CORPORATION
A manufacturer of high-end, built-in, undercounter ice making, wine storage and refrigeration appliances.
12.5% Senior Subordinated Note due 2012                          $    996,500         04/30/04          928,727          955,233
Common Stock (B)                                                      96 shs.         04/30/04           96,400           54,455
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                 122 shs.         04/30/04          112,106           68,916
                                                                                                   ------------     ------------
                                                                                                      1,137,233        1,078,604
                                                                                                   ------------     ------------
*  08/31/05 and 04/30/07.
** 07/19/05 and 12/22/05.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              23

September 30, 2008
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
VICTORY VENTURES LLC
An acquirer of controlling or substantial interests in other entities.
Series A Preferred Units (B)                                            1 ut.         12/02/96     $        236     $       --
                                                                                                   ------------     ------------
VISIONEERING, INC.
A designer and manufacturer of tooling and fixtures for the aerospace industry.
10.5% Senior Secured Term Loan due 2013                          $    458,824         05/17/07          451,941          447,027
13% Senior Subordinated Note due 2014                            $    370,588         05/17/07          335,429          356,127
Common Stock (B)                                                  70,588 shs.         05/17/07           70,588           55,964
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                              20,003 shs.         05/17/07           31,460           15,859
                                                                                                   ------------     ------------
                                                                                                        889,418          874,977
                                                                                                   ------------     ------------
VITALITY FOODSERVICE, INC.
A non-carbonated beverage dispensing company focused on the foodservice industry.
13% Senior Subordinated Note due 2011                            $    999,153         09/24/04          944,101          920,613
Common Stock (B)                                                  14,006 shs.                *          140,064          131,766
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                              12,593 shs.         09/24/04           98,938          118,472
                                                                                                   ------------     ------------
                                                                                                      1,183,103        1,170,851
                                                                                                   ------------     ------------
VITEX PACKAGING GROUP, INC.
A manufacturer of specialty packaging, primarily envelopes and tags used on tea bags.
12.5% Senior Subordinated Note due 2012                          $    900,000         07/19/04          785,152          450,000
14.5% PIK Note due 2010                                          $    181,280         06/30/07          163,152           90,640
Limited Liability Company Unit Class A (B)                       219,375 uts.         07/19/04          219,375             --
Limited Liability Company Unit Class B (B)                        96,848 uts.         07/19/04           96,848             --
                                                                                                   ------------     ------------
                                                                                                      1,264,527          540,640
                                                                                                   ------------     ------------
WAGGIN' TRAIN HOLDINGS LLC
A producer of premium quality meat dog treats.
14% Senior Subordinated Note due 2014                            $  1,140,441         11/15/07        1,117,595        1,053,394
Limited Liability Company Unit Class B (B)                           224 uts.         11/15/07          223,757          201,384
Limited Liability Company Unit Class C (B)                           224 uts.         11/15/07             --                  2
                                                                                                   ------------     ------------
                                                                                                      1,341,352        1,254,780
                                                                                                   ------------     ------------
WALLS INDUSTRIES, INC.
A provider of branded workwear and sporting goods apparel.
Limited Partnership Interest (B)                                   0.20% int.         07/12/04            1,974             --
Common Stock (B)                                                   2,133 shs.         12/21/07             --               --
                                                                                                   ------------     ------------
                                                                                                          1,974             --
                                                                                                   ------------     ------------
* 09/24/04 and 12/22/06.
--------------------------------------------------------------------------------------------------------------------------------
24

September 30, 2008                            MassMutual Participation Investors
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
WELLBORN FOREST HOLDING CO.
A manufacturer of semi-custom kitchen and bath cabinetry.
12.13% Senior Subordinated Note due 2014                         $    911,250         11/30/06     $    853,861     $    848,850
Common Stock (B)                                                     101 shs.         11/30/06          101,250           63,242
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  51 shs.         11/30/06           45,790           31,574
                                                                                                   ------------     ------------
                                                                                                      1,000,901          943,666
                                                                                                   ------------     ------------
WORKPLACE MEDIA HOLDING CO.
A direct marketer specializing in providing advertisers with access to consumers in the workplace.
13% Senior Subordinated Note due 2015                            $    613,692         05/14/07          561,543          552,323
Limited Partnership Interest (B)                                  12.26% int.         05/14/07           61,308             --
Warrant, exercisable until 2015, to purchase
  common stock at $.02 per share (B)                                  47 shs.         05/14/07           44,186             --
                                                                                                   ------------     ------------
                                                                                                        667,037          552,323
                                                                                                   ------------     ------------
XALOY SUPERIOR HOLDINGS, INC.
A provider of melt processing components and ancillary equipment for both plastic injection molding and extrusion applications.
15% Senior Subordinated Note due 2015                            $  1,200,000         09/08/08        1,176,000        1,160,867
Common Stock (B)                                                     150 shs.         09/08/08          150,000          142,500
                                                                                                   ------------     ------------
                                                                                                      1,326,000        1,303,367
                                                                                                   ------------     ------------
TOTAL PRIVATE PLACEMENT INVESTMENTS (E)                                                             105,220,680       97,551,620
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              25

September 30, 2008
(Unaudited)

                                                                         Shares or
                                                  Interest     Due       Principal
CORPORATE RESTRICTED SECURITIES: (A) (Continued)    Rate       Date        Amount         Cost       Fair Value
                                                  -------    --------   ------------  ------------  ------------
RULE 144A SECURITIES - 3.52%:

BONDS - 3.52%
Cenveo Corporation                                10.500%    08/15/16   $     45,000  $     45,000  $     41,850
Charter Communications Op LLC                      8.000     04/30/12        750,000       736,875       671,250
Compucom Systems, Inc.                            12.500     10/01/15        670,000       648,852       601,325
Douglas Dynamics LLC                               7.750     01/15/12        485,000       462,116       397,700
G F S I, Inc. (C)                                 10.500     06/01/11        375,000       360,505       337,500
Intergen NV                                        9.000     06/30/17        375,000       371,959       375,000
Nortek, Inc.                                      10.000     12/01/13        100,000        98,957        89,000
Packaging Dynamics Corporation of America         10.000     05/01/16        975,000       969,813       633,750
Ryerson, Inc.                                     12.000     11/01/15         30,000        30,000        25,500
Ticketmaster                                      10.750     08/01/16        250,000       250,000       235,000
TRW Automotive, Inc.                               7.250     03/15/17        500,000       440,000       395,000
Tunica-Biloxi Gaming Authority                     9.000     11/15/15        540,000       556,374       496,800
                                                                                      ------------  ------------
  TOTAL BONDS                                                                            4,970,451     4,299,675
                                                                                      ------------  ------------
CONVERTIBLE PREFERRED STOCK - 0.00%
ETEX Corporation (B)                                                             194           179          --
                                                                                      ------------  ------------
  TOTAL CONVERTIBLE PREFERRED STOCK                                                            179          --
                                                                                      ------------  ------------

PREFERRED STOCK - 0.00%
TherOX, Inc. (B)                                                                  26         1,032          --
                                                                                      ------------  ------------
  TOTAL PREFERRED STOCK                                                                      1,032          --
                                                                                      ------------  ------------

COMMON STOCK - 0.00%
Touchstone Health Partnership (B)                                                292         1,062          --
                                                                                      ------------  ------------
  TOTAL COMMON STOCK                                                                         1,062          --
                                                                                      ------------  ------------

  TOTAL RULE 144A SECURITIES                                                             4,972,724     4,299,675
                                                                                      ------------  ------------


TOTAL CORPORATE RESTRICTED SECURITIES                                                 $110,193,404  $101,851,295
                                                                                      ------------  ------------

----------------------------------------------------------------------------------------------------------------
26

September 30, 2008                            MassMutual Participation Investors
(Unaudited)

                                                  Interest     Due       Principal                    Market
CORPORATE PUBLIC SECURITIES - 15.95%: (A)           Rate       Date        Amount         Cost         Value
                                                  -------    --------   ------------  ------------  ------------
BONDS - 14.64%
Appleton Papers, Inc.                              8.125%    06/15/11   $    250,000  $    250,000  $    219,375
Aramark Corporation (C)                            6.301     02/01/15        100,000       100,000        87,500
Boyd Gaming Corporation                            7.125     02/01/16        150,000       146,625       103,875
C R H America, Inc.                                5.300     10/15/13        500,000       418,430       455,690
Cincinnati Bell, Inc.                              8.375     01/15/14        550,000       503,750       478,500
Clayton Williams Energy, Inc.                      7.750     08/01/13        375,000       357,000       328,125
Countrywide Alternative Loan Trust (C)             3.508     11/20/35        979,837       719,706       625,875
Electronic Data Systems Corporation                7.125     10/15/09        500,000       501,538       508,060
Ford Motor Credit Co.                              7.375     10/28/09        525,000       523,688       422,082
Gencorp, Inc.                                      9.500     08/15/13        130,000       130,000       128,050
General Motors Acceptance Corporation              5.850     01/14/09        750,000       740,604       641,003
Goodyear Tire & Rubber Co.                         9.000     07/01/15         64,000        65,196        63,360
Hughes Network Systems                             9.500     04/15/14        525,000       534,876       509,250
Indymac INDX Mortgage Loan Trust                   3.417     11/25/36        998,668       716,884       614,962
Inergy LP                                          8.250     03/01/16         75,000        75,000        69,000
Intelsat Bermuda Ltd                               9.250     06/15/16        690,000       715,887       641,700
Interline Brands, Inc.                             8.125     06/15/14        830,000       824,237       821,700
Iron Mountain, Inc.                                8.750     07/15/18        500,000       514,119       507,500
Majestic Star Casino LLC                           9.500     10/15/10        250,000       250,000       112,500
Manitowoc Company, Inc.                            7.125     11/01/13        100,000       100,000        93,000
Mariner Energy, Inc.                               8.000     05/15/17        400,000       402,494       338,000
Mediacom Broadband LLC                             8.500     10/15/15        750,000       765,191       618,750
Neiman Marcus Group, Inc.                         10.375     10/15/15        600,000       600,000       502,500
NOVA Chemicals Corporation (C)                     5.953     11/15/13        515,000       511,538       427,450
O E D Corp/Diamond Jo Company Guarantee            8.750     04/15/12        500,000       492,980       455,000
Petrohawk Energy Corporation                       9.125     07/15/13        750,000       761,460       705,000
Pliant Corporation (C)                            11.850     06/15/09        809,482       817,343       696,154
Quebecor Media, Inc.                               7.750     03/15/16        575,000       551,385       503,125
Quicksilver Resources, Inc.                        7.125     04/01/16        600,000       583,125       489,000
Range Resources Corporation                        7.250     05/01/18         25,000        25,000        23,625
Rental Service Corporation                         9.500     12/01/14        500,000       506,308       378,750
Rogers Wireless, Inc.                              7.500     03/15/15        560,000       591,888       569,233
Sheridan Acquisition Corporation                  10.250     08/15/11        225,000       222,001       200,250
Steel Dynamics, Inc.                               6.750     04/01/15        100,000       100,000        86,000
Stewart & Stevenson LLC                           10.000     07/15/14        750,000       770,765       656,250
Tenneco, Inc.                                      8.625     11/15/14        500,000       501,092       397,500

----------------------------------------------------------------------------------------------------------------
                                                                                                              27

September 30, 2008
(Unaudited)

                                                  Interest     Due       Principal                    Market
CORPORATE PUBLIC SECURITIES:(A)(Continued)          Rate       Date        Amount         Cost         Value
                                                  -------    --------   ------------  ------------  ------------
Tenneco, Inc.                                      8.125%    11/15/15   $     50,000  $     50,000  $     42,750
Tesoro Petroleum Corporation                       6.500     06/01/17        250,000       250,000       200,000
Texas Industries, Inc.                             7.250     07/15/13         35,000        35,000        30,450
Titan International, Inc.                          8.000     01/15/12         70,000        70,000        67,900
Transdigm, Inc.                                    7.750     07/15/14        150,000       151,259       141,000
Tube City IMS Corporation                          9.750     02/01/15      1,000,000       991,246       890,000
United Components, Inc.                            9.375     06/15/13        535,000       535,765       444,050
United Rentals, Inc.                               7.750     11/15/13        325,000       325,000       247,813
Virgin Media Finance PLC                           9.125     08/15/16        790,000       813,009       661,625
Vought Aircraft Industries                         8.000     07/15/11        650,000       647,991       565,500
Warner Music Group Corporation                     7.375     04/15/14        125,000       125,000        92,813
                                                                                      ------------  ------------
  TOTAL BONDS                                                                           20,384,380    17,861,595
                                                                                      ------------  ------------

COMMON STOCK - 1.15%
CKX, Inc. (B)                                                                 52,500       422,625       323,400
Directed Electronics, Inc. (B)                                               195,118       982,868       195,118
Distributed Energy Systems Corporation (B)                                    14,000       177,078           210
El Paso Corporation (B)                                                       35,000       435,272       446,600
EnerNOC, Inc. (B)                                                             23,500       648,410       242,990
ITC^DeltaCom, Inc. (B)                                                        94,588       827,645       184,447
Intrepid Potash, Inc. (B)                                                        185         5,920         5,498
                                                                                      ------------  ------------
  TOTAL COMMON STOCK                                                                     3,499,818     1,398,263
                                                                                      ------------  ------------

CONVERTIBLE BONDS - 0.16%
Citadel Broadcasting Corporation                   4.000%    02/15/11        250,000       194,063       193,438
                                                                                      ------------  ------------
  TOTAL CONVERTIBLE BONDS                                                                  194,063       193,438
                                                                                      ------------  ------------

TOTAL CORPORATE PUBLIC SECURITIES                                                     $ 24,078,261  $ 19,453,296
                                                                                      ------------  ------------

----------------------------------------------------------------------------------------------------------------
28

September 30, 2008                            MassMutual Participation Investors
(Unaudited)

                                                  Interest     Due       Principal                    Market
SHORT-TERM SECURITIES:                          Rate/Yield*    Date        Amount         Cost         Value
                                                  -------    --------   ------------  ------------  ------------
COMMERCIAL PAPER - 8.30%
Clorox Company                                    6.007 %    10/01/08   $    832,000  $    832,000  $    832,000
Computer Sciences Corporation                      5.506     10/02/08      2,503,000     2,502,618     2,502,618
Dominion Resources, Inc.                           6.087     10/03/08      2,536,000     2,535,143     2,535,143
Duke Energy Carolinas LLC                          6.007     10/06/08      1,753,000     1,751,539     1,751,539
Textron, Inc.                                      6.007     10/07/08      2,509,000     2,506,491     2,506,491
                                                                                      ------------  ------------
  TOTAL SHORT-TERM SECURITIES                                                         $ 10,127,791  $ 10,127,791
                                                                                      ------------  ------------
TOTAL INVESTMENTS                                 107.75%                             $144,399,456  $131,432,382
                                                                                      ============  ------------
Other Assets                                        3.34                                               4,070,905
Liabilities                                       (11.09)                                            (13,529,823)
                                                  ------                                            ------------
TOTAL NET ASSETS                                  100.00%                                           $121,973,464
                                                  ======                                            ============

(A) In each of the convertible note, warrant, and common stock investments, the issuer has agreed to provide certain registration rights.
(B) Non-income producing security.
(C) Variable rate security; rate indicated is as of 09/30/08.
(D) Defaulted security; interest not accrued.
(E) Illiquid security. At September 30, 2008, the values of these securities amounted to $97,551,620 or 79.98%
    of net assets.
*   Effective yield at purchase
PIK - Payment-in-kind



----------------------------------------------------------------------------------------------------------------
                                                                                                              29

September 30, 2008
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:                        Market Value                                                           Market Value
                                               --------------                                                         --------------
AEROSPACE - 2.92%                                                      BUILDINGS & REAL ESTATE - 1.12%
Gencorp, Inc.                                  $      128,050          K W P I Holdings Corporation                   $    1,178,102
Hughes Network Systems                                509,250          Texas Industries, Inc.                                 30,450
P A S Holdco LLC                                    1,349,721          TruStile Doors, Inc.                                  160,620
Transdigm, Inc.                                       141,000                                                         --------------
Visioneering, Inc.                                    874,977                                                              1,369,172
Vought Aircraft Industries                            565,500                                                         --------------
                                               --------------          CHEMICAL, PLASTICS & RUBBER - 0.58%
                                                    3,568,498          Capital Specialty Plastics, Inc.                      279,466
                                               --------------          NOVA Chemicals Corporation                            427,450
AUTOMOBILE - 5.87%                                                                                                    --------------
Fuel Systems Holding Corporation                      618,750                                                                706,916
Goodyear Tire & Rubber Co.                             63,360                                                         --------------
Jason, Inc.                                           757,707          CONSUMER PRODUCTS - 7.42%
Nyloncraft, Inc.                                    1,083,929          Aero Holdings, Inc.                                 1,829,803
Ontario Drive & Gear Ltd.                             697,484          Bravo Sports Holding Corporation                    1,312,159
Qualis Automotive LLC                               1,024,174          G F S I, Inc.                                         337,500
Tenneco, Inc.                                         440,250          K N B Holdings Corporation                          1,364,281
Titan International, Inc.                              67,900          Momentum Holding Co.                                  249,776
Transtar Holding Company                            1,572,202          R A J Manufacturing Holdings LLC                    1,305,058
TRW Automotive, Inc.                                  395,000          Royal Baths Manufacturing Company                     553,677
United Components, Inc.                               444,050          The Tranzonic Companies                             2,097,161
                                               --------------          Walls Industries, Inc.                                   --
                                                    7,164,806                                                         --------------
                                               --------------                                                              9,049,415
BEVERAGE, DRUG & FOOD - 2.84%                                                                                         --------------
Aramark Corporation                                    87,500          CONTAINERS, PACKAGING & GLASS - 4.58%
Golden County Foods Holding, Inc.                     912,026          Flutes, Inc.                                          760,272
Hospitality Mints Holding Company                   1,299,277          Maverick Acquisition Company                          407,386
Specialty Foods Group, Inc.                              --            P I I Holding Corporation                           1,481,516
Vitality Foodservice, Inc.                          1,170,851          Packaging Dynamics Corporation of America             633,750
                                               --------------          Paradigm Packaging, Inc.                            1,072,274
                                                    3,469,654          Pliant Corporation                                    696,154
                                               --------------          Vitex Packaging Group, Inc.                           540,640
BROADCASTING & ENTERTAINMENT - 2.48%                                                                                  --------------
Charter Communications Op LLC                         671,250                                                              5,591,992
Citadel Broadcasting Corporation                      193,438                                                         --------------
CKX, Inc.                                             323,400          DISTRIBUTION - 0.71%
Mediacom Broadband LLC                                618,750          Duncan Systems, Inc.                                  863,352
Virgin Media Finance PLC                              661,625          QualServ Corporation                                     --
Workplace Media Holding Co.                           552,323                                                         --------------
                                               --------------                                                                863,352
                                                    3,020,786                                                         --------------
                                               --------------

------------------------------------------------------------------------------------------------------------------------------------
30

September 30, 2008                            MassMutual Participation Investors
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:(Continued)             Market Value                                                           Market Value
                                               --------------                                                         --------------
DIVERSIFIED/CONGLOMERATE,                                              FARMING & AGRICULTURE - 1.03%
MANUFACTURING - 10.32%                                                 Protein Genetics, Inc.                         $         --
A H C Holdings Company, Inc.                   $    1,291,167          Waggin' Train Holdings LLC                          1,254,780
Arrow Tru-Line Holdings, Inc.                         828,882                                                         --------------
C D N T, Inc.                                         874,696                                                              1,254,780
Douglas Dynamics LLC                                  397,700                                                         --------------
Evans Consoles, Inc.                                  541,417          FINANCIAL SERVICES - 0.87%
K P I Holdings, Inc.                                1,297,449          Ford Motor Credit Co.                                 422,082
MEGTEC Holdings, Inc.                               1,298,034          General Motors Acceptance Corporation                 641,003
Milwaukee Gear Company                              1,348,615          Highgate Capital LLC                                     --
Nortek, Inc.                                           89,000          Victory Ventures LLC                                     --
Postle Aluminum Company LLC                         1,168,983                                                         --------------
Radiac Abrasives, Inc.                              1,543,963                                                              1,063,085
Truck Bodies & Equipment International                611,349                                                         --------------
Xaloy Superior Holdings, Inc.                       1,303,367          HEALTHCARE, EDUCATION & CHILDCARE - 4.76%
                                               --------------          A T I Acquisition Company                           1,451,691
                                                   12,594,622          American Hospice Management Holding LLC             1,826,189
                                               --------------          F H S Holdings LLC                                  1,208,170
DIVERSIFIED/CONGLOMERATE, SERVICE - 9.12%                              Synteract Holdings Corporation                      1,313,976
A W X Holdings Corporation                            868,355          Touchstone Health Partnership                            --
Advanced Technologies Holdings                      1,321,819                                                         --------------
C R H America, Inc.                                   455,690                                                              5,800,026
CapeSuccess LLC                                          --                                                           --------------
Crane Rental Corporation                            1,309,986          HOME & OFFICE FURNISHINGS, HOUSEWARES,
Diversco, Inc./DHI Holdings, Inc.                     633,325          AND DURABLE CONSUMER PRODUCTS - 9.38%
Dwyer Group, Inc.                                     769,804          Connor Sport Court International, Inc.                984,753
Fowler Holding, Inc.                                  939,131          H M Holding Company                                      --
GQ Holdings LLC                                     1,275,258          Home Decor Holding Company                          1,157,258
Insurance Claims Management, Inc.                      75,728          Justrite Manufacturing Acquisition Co.                962,909
Interline Brands, Inc.                                821,700          K H O F Holdings, Inc.                              1,313,102
Iron Mountain, Inc.                                   507,500          Monessen Holding Corporation                        1,295,696
Mail Communications Group, Inc.                       755,540          Stanton Carpet Holding Co.                          1,427,896
Nesco Holdings Corporation                          1,390,124          Transpac Holdings Company                             976,185
                                               --------------          U M A Enterprises, Inc.                             1,299,580
                                                   11,123,960          U-Line Corporation                                  1,078,604
                                               --------------          Wellborn Forest Holding Co.                           943,666
ELECTRONICS - 1.46%                                                                                                   --------------
Connecticut Electric, Inc.                          1,073,724                                                             11,439,649
Directed Electronics, Inc.                            195,118                                                         --------------
Distributed Energy Systems Corporation                    210
Electronic Data Systems Corporation                   508,060
                                               --------------
                                                    1,777,112
                                               --------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                  31

September 30, 2008
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:(Continued)             Market Value                                                           Market Value
                                               --------------                                                         --------------
LEISURE, AMUSEMENT, ENTERTAINMENT - 2.81%                              MINING, STEEL, IRON & NON PRECIOUS
Boyd Gaming Corporation                        $      103,875          METALS - 1.87%
Electra Bicycle Company LLC                           791,224          Ryerson, Inc.                                  $       25,500
Majestic Star Casino LLC                              112,500          Steel Dynamics, Inc.                                   86,000
O E D Corp/Diamond Jo Company Guarantee               455,000          T H I Acquisition, Inc.                             1,277,387
Savage Sports Holding, Inc.                         1,144,104          Tube City IMS Corporation                             890,000
Ticketmaster                                          235,000                                                         --------------
Tunica-Biloxi Gaming Authority                        496,800                                                              2,278,887
Warner Music Group Corporation                         92,813                                                         --------------
                                               --------------          MORTGAGE-BACKED SECURITIES - 1.02%
                                                    3,431,316          Countrywide Alternative Loan Trust                    625,875
                                               --------------          Indymac INDX Mortgage Loan Trust                      614,962
MACHINERY - 10.08%                                                                                                    --------------
Davis-Standard LLC                                  1,785,356                                                              1,240,837
E S P Holdco, Inc.                                  1,283,785                                                         --------------
Integration Technology Systems, Inc.                     --            NATURAL RESOURCES - 0.24%
K-Tek Holdings Corporation                          1,290,808          Appleton Papers, Inc.                                 219,375
M V I Holding, Inc.                                   646,651          Cenveo Corporation                                     41,850
Manitowoc Company, Inc.                                93,000          Intrepid Potash, Inc.                                   5,498
Morton Industrial Group, Inc.                       1,200,181          Range Resources Corporation                            23,625
Navis Global                                          663,833                                                         --------------
NetShape Technologies, Inc.                           963,563                                                                290,348
Pacific Consolidated Holdings LLC                     632,592                                                         --------------
Power Services Holding Company                      1,288,502          OIL & GAS - 1.85%
R E I Delaware Holding, Inc.                        1,278,304          Clayton Williams Energy, Inc.                         328,125
Safety Speed Cut Manufacturing Company, Inc.          510,588          Mariner Energy, Inc.                                  338,000
Stewart & Stevenson LLC                               656,250          Quicksilver Resources, Inc.                           489,000
                                               --------------          Tesoro Petroleum Corporation                          200,000
                                                   12,293,413          Total E & S, Inc.                                     898,380
                                               --------------                                                         --------------
MEDICAL DEVICES/BIOTECH - 3.21%                                                                                            2,253,505
Coeur, Inc.                                           611,106                                                         --------------
E X C Acquisition Corporation                         105,249          PHARMACEUTICALS - 1.36%
ETEX Corporation                                         --            CorePharma LLC                                      1,349,754
MedSystems Holdings LLC                               653,790          Enzymatic Therapy, Inc.                               307,668
MicroGroup, Inc.                                    1,898,307                                                         --------------
OakRiver Technology, Inc.                             644,446                                                              1,657,422
TherOX, Inc.                                             --                                                           --------------
                                               --------------          PUBLISHING/PRINTING - 0.58%
                                                    3,912,898          Quebecor Media, Inc.                                  503,125
                                               --------------          Sheridan Acquisition Corporation                      200,250
                                                                                                                      --------------
                                                                                                                             703,375
                                                                                                                      --------------
                                                                       RETAIL STORES - 1.05%
                                                                       Neiman Marcus Group, Inc.                             502,500
                                                                       Olympic Sales, Inc.                                   151,031
                                                                       Rental Service Corporation                            378,750
                                                                       United Rentals, Inc.                                  247,813
                                                                                                                      --------------
                                                                                                                           1,280,094
                                                                                                                      --------------

------------------------------------------------------------------------------------------------------------------------------------
32

September 30, 2008                            MassMutual Participation Investors
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:(Continued)             Market Value                                                           Market Value
                                               --------------                                                         --------------
TECHNOLOGY - 1.99%                                                     UTILITIES - 1.31%
Compucom Systems, Inc.                         $      601,325          El Paso Corporation                            $      446,600
EnerNOC, Inc.                                         242,990          Inergy LP                                              69,000
Smart Source Holdings LLC                           1,586,675          Intergen NV                                           375,000
                                               --------------          Petrohawk Energy Corporation                          705,000
                                                    2,430,990                                                         --------------
                                               --------------                                                              1,595,600
TELECOMMUNICATIONS - 2.07%                                                                                            --------------
All Current Holding Company                           651,965          WASTE MANAGEMENT / POLLUTION - 2.72%
Cincinnati Bell, Inc.                                 478,500          Terra Renewal LLC                                   2,035,672
Intelsat Bermuda Ltd.                                 641,700          Torrent Group Holdings, Inc.                        1,287,649
ITC^DeltaCom, Inc.                                    184,447                                                         --------------
Rogers Wireless, Inc.                                 569,233                                                              3,323,321
                                               --------------                                                         --------------
                                                    2,525,845          Total Corporate Restricted and
                                               --------------          Public Securities - 99.45%                     $  121,304,591
TRANSPORTATION - 1.83%                                                                                                ==============
NABCO, Inc.                                           201,725
Tangent Rail Corporation                            2,027,190
                                               --------------
                                                    2,228,915
                                               --------------

















See Notes to Consolidated Financial Statements
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                  33

INCOME TAX INFORMATION

   The aggregate cost of investments is substantially the same for financial reporting and federal income tax purposes as of September 30, 2008. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of September 30, 2008 is $12,967,074 and consists of $7,394,739 appreciation and $20,361,813 depreciation.

FAIR VALUE MEASUREMENTS

   Effective January 1, 2008, the Trust adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. FAS 157 requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations of an entity's financial performance.

   Various inputs are used in determining the value of the Trust's investments. Using the hierarchy established under FAS 157, these inputs are summarized in the three broad levels listed below:

   Level 1: quoted prices in active markets for identical securities

   Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

   Level 3: significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

   The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.


   The following is a summary of the inputs used to value the Trust's net assets as of September 30, 2008:

   ASSETS                       TOTAL        LEVEL 1      LEVEL 2      LEVEL 3
   -----------------------------------------------------------------------------
   Restricted Securities    $101,851,295   $    --     $ 4,299,675   $97,551,620
   Public Securities          19,453,296    1,398,263   18,055,033          --
   Short-term Securities      10,127,791        --      10,127,791          --
   -----------------------------------------------------------------------------
   TOTAL                    $131,432,382   $1,398,263   32,482,499   $97,551,620

   Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                             RESTRICTED      PUBLIC     SHORT-TERM
   ASSETS                    SECURITIES    SECURITIES   SECURITIES      TOTAL
   -----------------------------------------------------------------------------
   Beginning balance
     at 12/31/2007          $94,083,138    $    --      $     --    $94,083,138

   Total gains or losses
   (realized/unrealized)
    included in earnings*    (4,629,851)        --            --     (4,629,851)

   Purchases, sales,
   issuances & settlements
   (net)                      8,098,333         --            --      8,098,333
   -----------------------------------------------------------------------------
   ENDING BALANCE
     AT 9/30/08             $97,551,620    $    --      $     --    $97,551,620

   *The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to Level 3 assets still held at 9/30/08 is ($6,182,251).

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The principal executive officer and principal financial officer of the Registrant evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") as of a date within 90 days of the filing date of this report and based on that evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

         Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MassMutual Participation Investors
             ----------------------------------


By (Signature and Title)* /s/ Clifford M. Noreen
                          ---------------------------------------------
                          Clifford M. Noreen, President


Date     November 24, 2008
     ------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Clifford M. Noreen
                          ---------------------------------------------
                          Clifford M. Noreen, President


Date     November 24, 2008
     ------------------------------------------------------------------



By (Signature and Title)* /s/ James M. Roy
                          ---------------------------------------------
                          James M. Roy, Vice President and
                          Chief Financial Officer


Date     November 24, 2008
     ------------------------------------------------------------------

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.